Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non-controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2017		$ 40,424	$ 5,311		$ 261	$ 782	$ (38,389)	$ 8,389		$ 8,389
Income (loss)							(8,523)	(8,523)	(426)	(8,949)
Total other comprehensive loss						(285)		(285)		(9,234)
Total comprehensive loss						(285)	(8,523)	(8,808)	(426)	(9,234)
Non-controlling interests arising from initially consolidated company									318	318
Issue of share capital, net of issue expenses
Expiration of share options		1,506	(1,506)
Cost of share-based payment			604					604		604
Balance at Dec. 31, 2018		41,930	4,409		261	497	(46,912)	185	(108)	77
Income (loss)							(4,794)	(4,794)	108	(4,686)
Total other comprehensive loss										(4,686)
Issue of share capital, net of issue expenses	[1]	2,099						2,099		2,099
Conversion of convertible debentures (Note 13b)		1,507						1,507		1,507
Registration of the resale of warrants (Note 17e)				464				464		464
Expiration of share options		100	(100)
Cost of share-based payment			553					553		553
Balance at Dec. 31, 2019		45,636	4,862	464	261	497	(51,706)	14		14
Income (loss)							(3,482)	(3,482)	(53)	(3,535)
Warrants reclassification				(464)				(464)		(464)
Total other comprehensive loss										(3,535)
Issue of share capital, net of issue expenses	[2]	2,763		2,207				4,970		4,970
Conversion of convertible debentures (Note 13b)		3						3		3
Non-controlling interests					298			298	$ 53	351
Expiration of share options		638	(638)
Cost of share-based payment			91					91		91
Balance at Dec. 31, 2020		$ 49,040	$ 4,315	$ 2,207	$ 559	$ 497	$ (55,188)	$ 1,430		$ 1,430

[1]	Net of issue expenses of $469.
[2]	Net of issue expenses of $784